Shareholder Report	6 Months Ended	12 Months Ended	120 Months Ended
	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		Mutual Fund Series Trust
Entity Central Index Key		0001355064
Entity Investment Company Type		N-1A
Document Period End Date		Jun. 30, 2024
C000192548
Shareholder Report [Line Items]
Fund Name		Catalyst Buffered Shield Fund
Class Name		Class A
Trading Symbol		SHIEX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Catalyst Buffered Shield Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number		1-866-447-4228
Additional Information Website		https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$151	1.51%

Expenses Paid, Amount		$ 151
Expense Ratio, Percent		1.51%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The performance of the Fund over the reporting period was driven primarily by higher returns of the SP 500 and, to a lesser extent, by a modest decline in yields on the short end of the curve. Markets are currently pricing in some additional rate cuts by the Fed and a relatively bullish outcome for the SP 500 given potential drag from high yields, among other market concerns. The Fund continues to aim to mitigate downside risk while participating in upward moves.

During the fiscal year ended June 30, 2024, the Fund’s investment strategy resulted in performance in line with manager expectations.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date			Apr. 14, 2015
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Jun. 30, 2024
AssetsNet	$ 22,314,223	$ 22,314,223	$ 22,314,223
Holdings Count | Holding	24	24	24
Advisory Fees Paid, Amount		$ 195,660
InvestmentCompanyPortfolioTurnover		0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$22,314,223 Number of Portfolio Holdings24 Advisory Fee (net of waivers)$195,660 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	83.6%
Money Market Funds	2.8%
Purchased Options	13.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares 1-5 Year Investment Grade Corporate Bond	34.2%
Vanguard Short-Term Corporate Bond ETF	28.1%
PGIM Ultra Short Bond ETF	27.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
Updated Prospectus Web Address		https://catalystmf.com/literature-and-forms/
C000192549
Shareholder Report [Line Items]
Fund Name		Catalyst Buffered Shield Fund
Class Name		Class C
Trading Symbol		SHINX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Catalyst Buffered Shield Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number		1-866-447-4228
Additional Information Website		https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$226	2.26%

Expenses Paid, Amount		$ 226
Expense Ratio, Percent		2.26%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The performance of the Fund over the reporting period was driven primarily by higher returns of the SP 500 and, to a lesser extent, by a modest decline in yields on the short end of the curve. Markets are currently pricing in some additional rate cuts by the Fed and a relatively bullish outcome for the SP 500 given potential drag from high yields, among other market concerns. The Fund continues to aim to mitigate downside risk while participating in upward moves.

During the fiscal year ended June 30, 2024, the Fund’s investment strategy resulted in performance in line with manager expectations.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Catalyst Buffered Shield Fund	S&P 500® Index
Sep-2017	$10,000	$10,000
Jun-2018	$10,707	$11,235
Jun-2019	$11,172	$12,405
Jun-2020	$11,470	$13,336
Jun-2021	$13,519	$18,777
Jun-2022	$11,827	$16,783
Jun-2023	$12,277	$20,072
Jun-2024	$13,832	$25,001

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (September 5, 2017)
Catalyst Buffered Shield Fund	12.67%	4.36%	4.87%
S&P 500® Index	24.56%	15.05%	14.39%

Performance Inception Date			Sep. 05, 2017
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Jun. 30, 2024
AssetsNet	$ 22,314,223	$ 22,314,223	$ 22,314,223
Holdings Count | Holding	24	24	24
Advisory Fees Paid, Amount		$ 195,660
InvestmentCompanyPortfolioTurnover		0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$22,314,223 Number of Portfolio Holdings24 Advisory Fee (net of waivers)$195,660 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	83.6%
Money Market Funds	2.8%
Purchased Options	13.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares 1-5 Year Investment Grade Corporate Bond	34.2%
Vanguard Short-Term Corporate Bond ETF	28.1%
PGIM Ultra Short Bond ETF	27.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
Updated Prospectus Web Address		https://catalystmf.com/literature-and-forms/
C000192550
Shareholder Report [Line Items]
Fund Name		Catalyst Buffered Shield Fund
Class Name		Class I
Trading Symbol		SHIIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Catalyst Buffered Shield Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number		1-866-447-4228
Additional Information Website		https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$126	1.26%

Expenses Paid, Amount		$ 126
Expense Ratio, Percent		1.26%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The performance of the Fund over the reporting period was driven primarily by higher returns of the SP 500 and, to a lesser extent, by a modest decline in yields on the short end of the curve. Markets are currently pricing in some additional rate cuts by the Fed and a relatively bullish outcome for the SP 500 given potential drag from high yields, among other market concerns. The Fund continues to aim to mitigate downside risk while participating in upward moves.

During the fiscal year ended June 30, 2024, the Fund’s investment strategy resulted in performance in line with manager expectations.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Catalyst Buffered Shield Fund	S&P 500® Index
Apr-2015	$10,000	$10,000
Jun-2015	$9,860	$9,888
Jun-2016	$9,832	$10,282
Jun-2017	$10,939	$12,123
Jun-2018	$11,974	$13,865
Jun-2019	$12,617	$15,309
Jun-2020	$13,090	$16,458
Jun-2021	$15,573	$23,172
Jun-2022	$13,763	$20,713
Jun-2023	$14,427	$24,771
Jun-2024	$16,422	$30,854

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (April 14, 2015)
Catalyst Buffered Shield Fund	13.83%	5.41%	5.53%
S&P 500® Index	24.56%	15.05%	13.01%

Performance Inception Date			Apr. 14, 2015
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Jun. 30, 2024
AssetsNet	$ 22,314,223	$ 22,314,223	$ 22,314,223
Holdings Count | Holding	24	24	24
Advisory Fees Paid, Amount		$ 195,660
InvestmentCompanyPortfolioTurnover		0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$22,314,223 Number of Portfolio Holdings24 Advisory Fee (net of waivers)$195,660 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	83.6%
Money Market Funds	2.8%
Purchased Options	13.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares 1-5 Year Investment Grade Corporate Bond	34.2%
Vanguard Short-Term Corporate Bond ETF	28.1%
PGIM Ultra Short Bond ETF	27.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
Updated Prospectus Web Address		https://catalystmf.com/literature-and-forms/
C000111983
Shareholder Report [Line Items]
Fund Name		Catalyst Nasdaq-100 Hedged Equity Fund
Class Name		Class A
Trading Symbol		CLPAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Catalyst Nasdaq-100 Hedged Equity Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number		1-866-447-4228
Additional Information Website		https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$184	1.84%

Expenses Paid, Amount		$ 184
Expense Ratio, Percent		1.84%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Catalyst Nasdaq-100 Hedged Equity Fund had a fantastic year in 2023, ranking within the top 3% of the options trading category. While 2024 has presented a different market environment, the Fund  is ranked in the second quartile of funds in the Morningstar options trading category year-to-date. This performance is partly due to the Fund's continued investment in the well-performing Nasdaq-100 Index.

We're particularly pleased with the risk reduction provided by the Fund's volatility hedge. Implemented into the Fund by Equity Armor Investments in October 2020, this strategy utilizes futures contracts on the CBOE Volatility Index (VIX) to potentially lessen market downside. This core component of the Fund's strategy aims to deliver positive returns with lower volatility.

Our mission remains focused on providing equity exposure with managed risk. We believe in the long-term potential of the markets while acknowledging the importance of mitigating downside risk. The Fund achieves this through its unique combination of equity investment and dynamic volatility hedging.

The Fund employs a dynamic hedge and active rebalancing strategy. This approach allows us to continuously adjust the Fund's positioning based on market conditions, aiming to capture opportunities while protecting your investment.

We sincerely appreciate your continued trust and investment in the Fund. We remain committed to delivering value by offering a balanced approach to equity exposure with a volatility hedge.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Jun. 30, 2024
AssetsNet	$ 18,518,378	$ 18,518,378	$ 18,518,378
Holdings Count | Holding	111	111	111
Advisory Fees Paid, Amount		$ 74,596
InvestmentCompanyPortfolioTurnover		35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$18,518,378
Number of Portfolio Holdings	111
Advisory Fee (net of waivers)	$74,596
Portfolio Turnover	35%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	73.3%
Exchange-Traded Funds	8.6%
Money Market Funds	16.3%
Purchased Options	1.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco QQQ Trust Series 1	9.0%
Microsoft Corporation	6.6%
Apple, Inc.	6.4%
NVIDIA Corporation	5.8%
Amazon.com, Inc.	4.0%
Broadcom, Inc.	3.9%
Meta Platforms, Inc. - Class A	3.5%
Alphabet, Inc. - Class A	2.1%
Alphabet, Inc. - Class C	2.0%
Costco Wholesale Corporation	2.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
Updated Prospectus Web Address		https://catalystmf.com/literature-and-forms/
C000111984
Shareholder Report [Line Items]
Fund Name		Catalyst Nasdaq-100 Hedged Equity Fund
Class Name		Class C
Trading Symbol		CLPCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Catalyst Nasdaq-100 Hedged Equity Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number		1-866-447-4228
Additional Information Website		https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$259	2.59%

Expenses Paid, Amount		$ 259
Expense Ratio, Percent		2.59%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Catalyst Nasdaq-100 Hedged Equity Fund had a fantastic year in 2023, ranking within the top 3% of the options trading category. While 2024 has presented a different market environment, the Fund  is ranked in the second quartile of funds in the Morningstar options trading category year-to-date. This performance is partly due to the Fund's continued investment in the well-performing Nasdaq-100 Index.

We're particularly pleased with the risk reduction provided by the Fund's volatility hedge. Implemented into the Fund by Equity Armor Investments in October 2020, this strategy utilizes futures contracts on the CBOE Volatility Index (VIX) to potentially lessen market downside. This core component of the Fund's strategy aims to deliver positive returns with lower volatility.

Our mission remains focused on providing equity exposure with managed risk. We believe in the long-term potential of the markets while acknowledging the importance of mitigating downside risk. The Fund achieves this through its unique combination of equity investment and dynamic volatility hedging.

The Fund employs a dynamic hedge and active rebalancing strategy. This approach allows us to continuously adjust the Fund's positioning based on market conditions, aiming to capture opportunities while protecting your investment.

We sincerely appreciate your continued trust and investment in the Fund. We remain committed to delivering value by offering a balanced approach to equity exposure with a volatility hedge.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Catalyst Nasdaq-100 Hedged Equity Fund	S&P 500® Index	NASDAQ- 100 Total Return Index
Jun-2014	$10,000	$10,000	$10,000
Jun-2015	$11,355	$10,742	$11,558
Jun-2016	$9,345	$11,171	$11,763
Jun-2017	$10,518	$13,170	$15,220
Jun-2018	$11,065	$15,064	$19,179
Jun-2019	$11,689	$16,633	$21,128
Jun-2020	$11,530	$17,881	$28,265
Jun-2021	$13,349	$25,175	$40,802
Jun-2022	$10,869	$22,503	$32,487
Jun-2023	$12,680	$26,912	$43,250
Jun-2024	$14,357	$33,521	$56,559

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Catalyst Nasdaq-100 Hedged Equity Fund	13.22%	4.20%	3.68%
S&P 500® Index	24.56%	15.05%	12.86%
NASDAQ- 100 Total Return Index	30.77%	21.77%	18.92%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Jun. 30, 2024
AssetsNet	$ 18,518,378	$ 18,518,378	$ 18,518,378
Holdings Count | Holding	111	111	111
Advisory Fees Paid, Amount		$ 74,596
InvestmentCompanyPortfolioTurnover		35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$18,518,378
Number of Portfolio Holdings	111
Advisory Fee (net of waivers)	$74,596
Portfolio Turnover	35%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	73.3%
Exchange-Traded Funds	8.6%
Money Market Funds	16.3%
Purchased Options	1.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco QQQ Trust Series 1	9.0%
Microsoft Corporation	6.6%
Apple, Inc.	6.4%
NVIDIA Corporation	5.8%
Amazon.com, Inc.	4.0%
Broadcom, Inc.	3.9%
Meta Platforms, Inc. - Class A	3.5%
Alphabet, Inc. - Class A	2.1%
Alphabet, Inc. - Class C	2.0%
Costco Wholesale Corporation	2.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
Updated Prospectus Web Address		https://catalystmf.com/literature-and-forms/
C000142554
Shareholder Report [Line Items]
Fund Name		Catalyst Nasdaq-100 Hedged Equity Fund
Class Name		Class I
Trading Symbol		CLPFX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Catalyst Nasdaq-100 Hedged Equity Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number		1-866-447-4228
Additional Information Website		https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$159	1.59%

Expenses Paid, Amount		$ 159
Expense Ratio, Percent		1.59%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Catalyst Nasdaq-100 Hedged Equity Fund had a fantastic year in 2023, ranking within the top 3% of the options trading category. While 2024 has presented a different market environment, the Fund  is ranked in the second quartile of funds in the Morningstar options trading category year-to-date. This performance is partly due to the Fund's continued investment in the well-performing Nasdaq-100 Index.

We're particularly pleased with the risk reduction provided by the Fund's volatility hedge. Implemented into the Fund by Equity Armor Investments in October 2020, this strategy utilizes futures contracts on the CBOE Volatility Index (VIX) to potentially lessen market downside. This core component of the Fund's strategy aims to deliver positive returns with lower volatility.

Our mission remains focused on providing equity exposure with managed risk. We believe in the long-term potential of the markets while acknowledging the importance of mitigating downside risk. The Fund achieves this through its unique combination of equity investment and dynamic volatility hedging.

The Fund employs a dynamic hedge and active rebalancing strategy. This approach allows us to continuously adjust the Fund's positioning based on market conditions, aiming to capture opportunities while protecting your investment.

We sincerely appreciate your continued trust and investment in the Fund. We remain committed to delivering value by offering a balanced approach to equity exposure with a volatility hedge.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Catalyst Nasdaq-100 Hedged Equity Fund	S&P 500® Index	NASDAQ- 100 Total Return Index
Jun-2014	$10,000	$10,000	$10,000
Jun-2015	$11,473	$10,742	$11,558
Jun-2016	$9,535	$11,171	$11,763
Jun-2017	$10,857	$13,170	$15,220
Jun-2018	$11,521	$15,064	$19,179
Jun-2019	$12,296	$16,633	$21,128
Jun-2020	$12,261	$17,881	$28,265
Jun-2021	$14,334	$25,175	$40,802
Jun-2022	$11,793	$22,503	$32,487
Jun-2023	$13,894	$26,912	$43,250
Jun-2024	$15,886	$33,521	$56,559

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Catalyst Nasdaq-100 Hedged Equity Fund	14.34%	5.26%	4.74%
S&P 500® Index	24.56%	15.05%	12.86%
NASDAQ- 100 Total Return Index	30.77%	21.77%	18.92%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Jun. 30, 2024
AssetsNet	$ 18,518,378	$ 18,518,378	$ 18,518,378
Holdings Count | Holding	111	111	111
Advisory Fees Paid, Amount		$ 74,596
InvestmentCompanyPortfolioTurnover		35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$18,518,378
Number of Portfolio Holdings	111
Advisory Fee (net of waivers)	$74,596
Portfolio Turnover	35%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	73.3%
Exchange-Traded Funds	8.6%
Money Market Funds	16.3%
Purchased Options	1.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco QQQ Trust Series 1	9.0%
Microsoft Corporation	6.6%
Apple, Inc.	6.4%
NVIDIA Corporation	5.8%
Amazon.com, Inc.	4.0%
Broadcom, Inc.	3.9%
Meta Platforms, Inc. - Class A	3.5%
Alphabet, Inc. - Class A	2.1%
Alphabet, Inc. - Class C	2.0%
Costco Wholesale Corporation	2.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
Updated Prospectus Web Address		https://catalystmf.com/literature-and-forms/
C000143112
Shareholder Report [Line Items]
Fund Name		Catalyst Systematic Alpha Fund
Class Name		Class A
Trading Symbol		ATRAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Catalyst Systematic Alpha Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number		1-866-447-4228
Additional Information Website		https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$202	2.02%

Expenses Paid, Amount		$ 202
Expense Ratio, Percent		2.02%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund seeks long-term capital appreciation through an all-season strategy that seeks to generate absolute returns through risk-balanced exposure across equity, fixed income, commodity, and currency markets. The Fund offers access to the BNP Paribas Catalyst Systematic Alpha Index II (the “BNPP CASA Index II”), which is designed to provide exposure to strategies that are not typically accessible through traditional investment products or asset classes.

Performance

During the reporting period, the Fund outperformed its underlying benchmark index, the BNP CASA Index II, which the Fund tracks. The outperformance was the result of the Fund’s cash management component of the strategy, which allowed the Fund to generate additional returns.

The market fundamentals for the reporting period worked in our favor to help spur solid performance. In the reporting period, we saw positive trends develop in equity markets domestically, in Europe, and in Japan. Given the trend-following nature of some of the underlying components, well-developed, sustained trends in either direction allow the Fund to take advantage through momentum investing by allocating to recent outperformers and less to recent underperformers. Furthermore, we saw the Chicago Board Options Exchange Volatility Index (VIX Index) remain well below the historic average during most of the fiscal year. Commodity markets have been relatively stable, with some commodities exhibiting strong price momentum, and Gold hitting an all-time high. Finally, currencies have been performing well, specifically on the back of the strength of the U.S. Dollar.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date			Jul. 31, 2014
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 690,613,126	$ 690,613,126	$ 690,613,126
Holdings Count | Holding	45	45	45
Advisory Fees Paid, Amount		$ 5,217,355
InvestmentCompanyPortfolioTurnover		10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$690,613,126 Number of Portfolio Holdings45 Advisory Fee $5,217,355 Portfolio Turnover10%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	0.1%
Corporate Bonds	59.8%
Money Market Funds	5.9%
Open End Funds	4.4%
U.S. Government & Agencies	29.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 5.082%, 12/26/24	5.8%
Oracle Corporation, 2.950%, 05/15/25	4.7%
Microsoft Corporation, 2.700%, 02/12/25	4.7%
VeriSign, Inc., 5.250%, 04/01/25	4.6%
United States Treasury Bill, 4.867%, 05/15/25	4.6%
Catalyst International Income Opportunities Fund	4.4%
Intel Corporation, 4.875%, 02/10/26	4.3%
RTX Corporation, 3.950%, 08/16/25	4.3%
McDonald's Corporation, 3.700%, 01/30/26	4.2%
International Business Machines Corporation, 3.300%, 05/15/26	4.2%

Material Fund Change [Text Block]

Material Fund Changes

Effective May 28, 2024, the Fund may seek to excess return above the BNP Paribas Catalyst Systematic Alpha Index II (the “Benchmark”) by investing in securities that provide exposure to strategies of similar nature to the Benchmark.  The Benchmark is an absolute return, multi-risk premia index that attempts to capture various sources of systematic risk in the capital markets, a Quantitative Investment Strategy (“QIS”).  The Fund may invest in other QIS beyond or in addition to the Benchmark if, in the opinion of the adviser, the QIS investments position the Fund to outperform the Benchmark over the long term.

Updated Prospectus Web Address		https://catalystmf.com/literature-and-forms/
C000143113
Shareholder Report [Line Items]
Fund Name		Catalyst Systematic Alpha Fund
Class Name		Class C
Trading Symbol		ATRCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Catalyst Systematic Alpha Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number		1-866-447-4228
Additional Information Website		https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$277	2.77%

Expenses Paid, Amount		$ 277
Expense Ratio, Percent		2.77%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund seeks long-term capital appreciation through an all-season strategy that seeks to generate absolute returns through risk-balanced exposure across equity, fixed income, commodity, and currency markets. The Fund offers access to the BNP Paribas Catalyst Systematic Alpha Index II (the “BNPP CASA Index II”), which is designed to provide exposure to strategies that are not typically accessible through traditional investment products or asset classes.

Performance

During the reporting period, the Fund outperformed its underlying benchmark index, the BNP CASA Index II, which the Fund tracks. The outperformance was the result of the Fund’s cash management component of the strategy, which allowed the Fund to generate additional returns.

The market fundamentals for the reporting period worked in our favor to help spur solid performance. In the reporting period, we saw positive trends develop in equity markets domestically, in Europe, and in Japan. Given the trend-following nature of some of the underlying components, well-developed, sustained trends in either direction allow the Fund to take advantage through momentum investing by allocating to recent outperformers and less to recent underperformers. Furthermore, we saw the Chicago Board Options Exchange Volatility Index (VIX Index) remain well below the historic average during most of the fiscal year. Commodity markets have been relatively stable, with some commodities exhibiting strong price momentum, and Gold hitting an all-time high. Finally, currencies have been performing well, specifically on the back of the strength of the U.S. Dollar.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (July 31, 2014)
Catalyst Systematic Alpha Fund	9.29%	15.10%	6.07%
S&P 500® Index	24.56%	15.05%	13.13%
BNP Paribas Catalyst Systematic Alpha Index II	7.33%	15.26%	14.70%

Performance Inception Date			Jul. 31, 2014
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 690,613,126	$ 690,613,126	$ 690,613,126
Holdings Count | Holding	45	45	45
Advisory Fees Paid, Amount		$ 5,217,355
InvestmentCompanyPortfolioTurnover		10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$690,613,126 Number of Portfolio Holdings45 Advisory Fee $5,217,355 Portfolio Turnover10%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	0.1%
Corporate Bonds	59.8%
Money Market Funds	5.9%
Open End Funds	4.4%
U.S. Government & Agencies	29.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 5.082%, 12/26/24	5.8%
Oracle Corporation, 2.950%, 05/15/25	4.7%
Microsoft Corporation, 2.700%, 02/12/25	4.7%
VeriSign, Inc., 5.250%, 04/01/25	4.6%
United States Treasury Bill, 4.867%, 05/15/25	4.6%
Catalyst International Income Opportunities Fund	4.4%
Intel Corporation, 4.875%, 02/10/26	4.3%
RTX Corporation, 3.950%, 08/16/25	4.3%
McDonald's Corporation, 3.700%, 01/30/26	4.2%
International Business Machines Corporation, 3.300%, 05/15/26	4.2%

Material Fund Change [Text Block]

Material Fund Changes

Effective May 28, 2024, the Fund may seek to excess return above the BNP Paribas Catalyst Systematic Alpha Index II (the “Benchmark”) by investing in securities that provide exposure to strategies of similar nature to the Benchmark.  The Benchmark is an absolute return, multi-risk premia index that attempts to capture various sources of systematic risk in the capital markets, a Quantitative Investment Strategy (“QIS”).  The Fund may invest in other QIS beyond or in addition to the Benchmark if, in the opinion of the adviser, the QIS investments position the Fund to outperform the Benchmark over the long term.

Updated Prospectus Web Address		https://catalystmf.com/literature-and-forms/
C000143114
Shareholder Report [Line Items]
Fund Name		Catalyst Systematic Alpha Fund
Class Name		Class I
Trading Symbol		ATRFX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Catalyst Systematic Alpha Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number		1-866-447-4228
Additional Information Website		https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$177	1.77%

Expenses Paid, Amount		$ 177
Expense Ratio, Percent		1.77%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund seeks long-term capital appreciation through an all-season strategy that seeks to generate absolute returns through risk-balanced exposure across equity, fixed income, commodity, and currency markets. The Fund offers access to the BNP Paribas Catalyst Systematic Alpha Index II (the “BNPP CASA Index II”), which is designed to provide exposure to strategies that are not typically accessible through traditional investment products or asset classes.

Performance

During the reporting period, the Fund outperformed its underlying benchmark index, the BNP CASA Index II, which the Fund tracks. The outperformance was the result of the Fund’s cash management component of the strategy, which allowed the Fund to generate additional returns.

The market fundamentals for the reporting period worked in our favor to help spur solid performance. In the reporting period, we saw positive trends develop in equity markets domestically, in Europe, and in Japan. Given the trend-following nature of some of the underlying components, well-developed, sustained trends in either direction allow the Fund to take advantage through momentum investing by allocating to recent outperformers and less to recent underperformers. Furthermore, we saw the Chicago Board Options Exchange Volatility Index (VIX Index) remain well below the historic average during most of the fiscal year. Commodity markets have been relatively stable, with some commodities exhibiting strong price momentum, and Gold hitting an all-time high. Finally, currencies have been performing well, specifically on the back of the strength of the U.S. Dollar.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (July 31, 2014)
Catalyst Systematic Alpha Fund	10.41%	16.23%	7.12%
S&P 500® Index	24.56%	15.05%	13.13%
BNP Paribas Catalyst Systematic Alpha Index II	7.33%	15.26%	14.70%

Performance Inception Date			Jul. 31, 2014
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 690,613,126	$ 690,613,126	$ 690,613,126
Holdings Count | Holding	45	45	45
Advisory Fees Paid, Amount		$ 5,217,355
InvestmentCompanyPortfolioTurnover		10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$690,613,126 Number of Portfolio Holdings45 Advisory Fee $5,217,355 Portfolio Turnover10%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	0.1%
Corporate Bonds	59.8%
Money Market Funds	5.9%
Open End Funds	4.4%
U.S. Government & Agencies	29.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 5.082%, 12/26/24	5.8%
Oracle Corporation, 2.950%, 05/15/25	4.7%
Microsoft Corporation, 2.700%, 02/12/25	4.7%
VeriSign, Inc., 5.250%, 04/01/25	4.6%
United States Treasury Bill, 4.867%, 05/15/25	4.6%
Catalyst International Income Opportunities Fund	4.4%
Intel Corporation, 4.875%, 02/10/26	4.3%
RTX Corporation, 3.950%, 08/16/25	4.3%
McDonald's Corporation, 3.700%, 01/30/26	4.2%
International Business Machines Corporation, 3.300%, 05/15/26	4.2%

Material Fund Change [Text Block]

Material Fund Changes

Effective May 28, 2024, the Fund may seek to excess return above the BNP Paribas Catalyst Systematic Alpha Index II (the “Benchmark”) by investing in securities that provide exposure to strategies of similar nature to the Benchmark.  The Benchmark is an absolute return, multi-risk premia index that attempts to capture various sources of systematic risk in the capital markets, a Quantitative Investment Strategy (“QIS”).  The Fund may invest in other QIS beyond or in addition to the Benchmark if, in the opinion of the adviser, the QIS investments position the Fund to outperform the Benchmark over the long term.

Updated Prospectus Web Address		https://catalystmf.com/literature-and-forms/
C000246757
Shareholder Report [Line Items]
Fund Name	Catalyst/Aspect Enhanced Multi-Asset Fund
Class Name	Class A
Trading Symbol	CASAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst/Aspect Enhanced Multi-Asset Fund for the period of December 28, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$224	2.24%

Expenses Paid, Amount	$ 224
Expense Ratio, Percent	2.24%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Both the trend-following and 60/40 components gained, with trend-following generating higher returns. The most profitable trends were long cocoa, long global stock indices and short Japanese yen. On the 60/40 side, the tech led rally in the S&P 500 drove returns, while the long bonds position lost money as rate cuts expectations were pushed back.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date			Dec. 28, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 20,012,461	$ 20,012,461	$ 20,012,461
Holdings Count | Holding	184	184	184
Advisory Fees Paid, Amount	$ 64,258
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$20,012,461 Number of Portfolio Holdings184 Advisory Fee (net of waivers)$64,258 Portfolio Turnover6%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	48.4%
Money Market Funds	51.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core U.S. Aggregate Bond ETF	39.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
Updated Prospectus Web Address	https://catalystmf.com/literature-and-forms/
C000246758
Shareholder Report [Line Items]
Fund Name	Catalyst/Aspect Enhanced Multi-Asset Fund
Class Name	Class C
Trading Symbol	CASCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst/Aspect Enhanced Multi-Asset Fund for the period of December 28, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$299	2.99%

Expenses Paid, Amount	$ 299
Expense Ratio, Percent	2.99%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Both the trend-following and 60/40 components gained, with trend-following generating higher returns. The most profitable trends were long cocoa, long global stock indices and short Japanese yen. On the 60/40 side, the tech led rally in the S&P 500 drove returns, while the long bonds position lost money as rate cuts expectations were pushed back.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
Since Inception (December 28, 2023)
Catalyst/Aspect Enhanced Multi-Asset Fund	15.80%
S&P 500® Index	14.97%
ICE BofA 3-Month U.S. Treasury Bill Index	2.70%

Performance Inception Date			Dec. 28, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 20,012,461	$ 20,012,461	$ 20,012,461
Holdings Count | Holding	184	184	184
Advisory Fees Paid, Amount	$ 64,258
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$20,012,461 Number of Portfolio Holdings184 Advisory Fee (net of waivers)$64,258 Portfolio Turnover6%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	48.4%
Money Market Funds	51.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core U.S. Aggregate Bond ETF	39.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
Updated Prospectus Web Address	https://catalystmf.com/literature-and-forms/
C000246756
Shareholder Report [Line Items]
Fund Name	Catalyst/Aspect Enhanced Multi-Asset Fund
Class Name	Class I
Trading Symbol	CASIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst/Aspect Enhanced Multi-Asset Fund for the period of December 28, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$199	1.99%

Expenses Paid, Amount	$ 199
Expense Ratio, Percent	1.99%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Both the trend-following and 60/40 components gained, with trend-following generating higher returns. The most profitable trends were long cocoa, long global stock indices and short Japanese yen. On the 60/40 side, the tech led rally in the S&P 500 drove returns, while the long bonds position lost money as rate cuts expectations were pushed back.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
Since Inception (December 28, 2023)
Catalyst/Aspect Enhanced Multi-Asset Fund	16.40%
S&P 500® Index	14.97%
ICE BofA 3-Month U.S. Treasury Bill Index	2.70%

Performance Inception Date			Dec. 28, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 20,012,461	$ 20,012,461	$ 20,012,461
Holdings Count | Holding	184	184	184
Advisory Fees Paid, Amount	$ 64,258
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$20,012,461 Number of Portfolio Holdings184 Advisory Fee (net of waivers)$64,258 Portfolio Turnover6%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	48.4%
Money Market Funds	51.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core U.S. Aggregate Bond ETF	39.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
Updated Prospectus Web Address	https://catalystmf.com/literature-and-forms/
C000158688
Shareholder Report [Line Items]
Fund Name		Catalyst/Millburn Dynamic Commodity Strategy Fund
Class Name		Class A
Trading Symbol		DCXAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Catalyst/Millburn Dynamic Commodity Strategy Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number		1-866-447-4228
Additional Information Website		https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$224	2.24%

Expenses Paid, Amount		$ 224
Expense Ratio, Percent		2.24%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Geopolitical conflict, weather, inflation and growth dynamics, and the notable number of elections being held worldwide played into short- and medium-term influences on financial and commodity markets and fell under the umbrella of longer-term secular trends around debt, deglobalization, decarbonization, demographics and digitization.

The Fund was profitable during the reporting period as gains from trading energy and soft commodity futures as well as long positions in commodity/resource focused securities outdistanced losses from trading grain, livestock, and metal futures.

Trading of energy futures was highly profitable in the reporting period, with Brent crude, WTI crude, London gas oil, and natural gas all appearing in this year’s top ten gainers. A long gold position was profitable amid rising gold purchases from central banks worldwide, especially from autocratic nations like China and Russia, and due to broader safe-haven demand. On the other hand, long positions in aluminum and trading of other industrial metals were unprofitable when worries about high-for-longer interest rates and about the sustainability of China’s industrial rebound weighed on metal prices. Long positions in cocoa and coffee were profitable as prices jumped due to poor weather in West Africa, Brazil, and Vietnam. On the other hand, trading of grain, livestock, and cotton futures registered offsetting losses.

Trading of commodity/resource focused securities was mixed but quite profitable during the reporting period. Long positions in securities targeted toward electricity generation and distribution (especially in Japan), electrical cables and optical fibers, nuclear energy and uranium, and futures trading venues led profit gains. On the other hand, long positions in securities focused on lithium, solar energy, hydrogen energy and fuel cell technology, and materials recycling registered partially offsetting losses.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date			Sep. 30, 2015
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Jun. 30, 2024
AssetsNet	$ 10,450,642	$ 10,450,642	$ 10,450,642
Holdings Count | Holding	233	233	233
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		112.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$10,450,642 Number of Portfolio Holdings233 Advisory Fee (net of waivers)$0 Portfolio Turnover112%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	48.7%
Money Market Funds	24.5%
Reit	4.5%
U.S. Government & Agencies	22.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note, 2.250%, 11/15/24	7.4%
United States Treasury Note, 2.375%, 08/15/24	6.3%
United States Treasury Note, 1.500%, 02/15/25	6.1%
Farmland Partners, Inc.	1.7%
Gladstone Land Corporation	1.7%
Cboe Global Markets, Inc.	1.5%
Intercontinental Exchange, Inc.	1.5%
CME Group, Inc.	1.4%
Prysmian SpA	1.0%
Sumitomo Electric Industries Ltd.	1.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
Updated Prospectus Web Address		https://catalystmf.com/literature-and-forms/
C000158689
Shareholder Report [Line Items]
Fund Name		Catalyst/Millburn Dynamic Commodity Strategy Fund
Class Name		Class C
Trading Symbol		DCXCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Catalyst/Millburn Dynamic Commodity Strategy Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number		1-866-447-4228
Additional Information Website		https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$299	2.99%

Expenses Paid, Amount		$ 299
Expense Ratio, Percent		2.99%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Geopolitical conflict, weather, inflation and growth dynamics, and the notable number of elections being held worldwide played into short- and medium-term influences on financial and commodity markets and fell under the umbrella of longer-term secular trends around debt, deglobalization, decarbonization, demographics and digitization.

The Fund was profitable during the reporting period as gains from trading energy and soft commodity futures as well as long positions in commodity/resource focused securities outdistanced losses from trading grain, livestock, and metal futures.

Trading of energy futures was highly profitable in the reporting period, with Brent crude, WTI crude, London gas oil, and natural gas all appearing in this year’s top ten gainers. A long gold position was profitable amid rising gold purchases from central banks worldwide, especially from autocratic nations like China and Russia, and due to broader safe-haven demand. On the other hand, long positions in aluminum and trading of other industrial metals were unprofitable when worries about high-for-longer interest rates and about the sustainability of China’s industrial rebound weighed on metal prices. Long positions in cocoa and coffee were profitable as prices jumped due to poor weather in West Africa, Brazil, and Vietnam. On the other hand, trading of grain, livestock, and cotton futures registered offsetting losses.

Trading of commodity/resource focused securities was mixed but quite profitable during the reporting period. Long positions in securities targeted toward electricity generation and distribution (especially in Japan), electrical cables and optical fibers, nuclear energy and uranium, and futures trading venues led profit gains. On the other hand, long positions in securities focused on lithium, solar energy, hydrogen energy and fuel cell technology, and materials recycling registered partially offsetting losses.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Catalyst/Millburn Dynamic Commodity Strategy Fund	S&P 500® Index	Bloomberg Commodity Index Total Return
Sep-2015	$10,000	$10,000	$10,000
Jun-2016	$10,840	$11,115	$10,134
Jun-2017	$10,960	$13,104	$9,475
Jun-2018	$10,816	$14,988	$10,171
Jun-2019	$10,969	$16,549	$9,485
Jun-2020	$10,837	$17,791	$7,836
Jun-2021	$9,440	$25,049	$11,410
Jun-2022	$12,499	$22,389	$14,179
Jun-2023	$10,986	$26,776	$12,816
Jun-2024	$11,297	$33,352	$13,457

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (September 30, 2015)
Catalyst/Millburn Dynamic Commodity Strategy Fund	2.83%	0.59%	1.40%
S&P 500® Index	24.56%	15.05%	14.76%
Bloomberg Commodity Index Total Return	5.00%	7.25%	3.45%

Performance Inception Date			Sep. 30, 2015
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Jun. 30, 2024
AssetsNet	$ 10,450,642	$ 10,450,642	$ 10,450,642
Holdings Count | Holding	233	233	233
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		112.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$10,450,642 Number of Portfolio Holdings233 Advisory Fee (net of waivers)$0 Portfolio Turnover112%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	48.7%
Money Market Funds	24.5%
Reit	4.5%
U.S. Government & Agencies	22.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note, 2.250%, 11/15/24	7.4%
United States Treasury Note, 2.375%, 08/15/24	6.3%
United States Treasury Note, 1.500%, 02/15/25	6.1%
Farmland Partners, Inc.	1.7%
Gladstone Land Corporation	1.7%
Cboe Global Markets, Inc.	1.5%
Intercontinental Exchange, Inc.	1.5%
CME Group, Inc.	1.4%
Prysmian SpA	1.0%
Sumitomo Electric Industries Ltd.	1.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
Updated Prospectus Web Address		https://catalystmf.com/literature-and-forms/
C000158690
Shareholder Report [Line Items]
Fund Name		Catalyst/Millburn Dynamic Commodity Strategy Fund
Class Name		Class I
Trading Symbol		DCXIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Catalyst/Millburn Dynamic Commodity Strategy Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number		1-866-447-4228
Additional Information Website		https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$199	1.99%

Expenses Paid, Amount		$ 199
Expense Ratio, Percent		1.99%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Geopolitical conflict, weather, inflation and growth dynamics, and the notable number of elections being held worldwide played into short- and medium-term influences on financial and commodity markets and fell under the umbrella of longer-term secular trends around debt, deglobalization, decarbonization, demographics and digitization.

The Fund was profitable during the reporting period as gains from trading energy and soft commodity futures as well as long positions in commodity/resource focused securities outdistanced losses from trading grain, livestock, and metal futures.

Trading of energy futures was highly profitable in the reporting period, with Brent crude, WTI crude, London gas oil, and natural gas all appearing in this year’s top ten gainers. A long gold position was profitable amid rising gold purchases from central banks worldwide, especially from autocratic nations like China and Russia, and due to broader safe-haven demand. On the other hand, long positions in aluminum and trading of other industrial metals were unprofitable when worries about high-for-longer interest rates and about the sustainability of China’s industrial rebound weighed on metal prices. Long positions in cocoa and coffee were profitable as prices jumped due to poor weather in West Africa, Brazil, and Vietnam. On the other hand, trading of grain, livestock, and cotton futures registered offsetting losses.

Trading of commodity/resource focused securities was mixed but quite profitable during the reporting period. Long positions in securities targeted toward electricity generation and distribution (especially in Japan), electrical cables and optical fibers, nuclear energy and uranium, and futures trading venues led profit gains. On the other hand, long positions in securities focused on lithium, solar energy, hydrogen energy and fuel cell technology, and materials recycling registered partially offsetting losses.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Catalyst/Millburn Dynamic Commodity Strategy Fund	S&P 500® Index	Bloomberg Commodity Index Total Return
Sep-2015	$10,000	$10,000	$10,000
Jun-2016	$10,920	$11,115	$10,134
Jun-2017	$11,149	$13,104	$9,475
Jun-2018	$11,114	$14,988	$10,171
Jun-2019	$11,381	$16,549	$9,485
Jun-2020	$11,360	$17,791	$7,836
Jun-2021	$9,997	$25,049	$11,410
Jun-2022	$13,368	$22,389	$14,179
Jun-2023	$11,860	$26,776	$12,816
Jun-2024	$12,317	$33,352	$13,457

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (September 30, 2015)
Catalyst/Millburn Dynamic Commodity Strategy Fund	3.85%	1.59%	2.41%
S&P 500® Index	24.56%	15.05%	14.76%
Bloomberg Commodity Index Total Return	5.00%	7.25%	3.45%

Performance Inception Date			Sep. 30, 2015
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Jun. 30, 2024
AssetsNet	$ 10,450,642	$ 10,450,642	$ 10,450,642
Holdings Count | Holding	233	233	233
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		112.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$10,450,642 Number of Portfolio Holdings233 Advisory Fee (net of waivers)$0 Portfolio Turnover112%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	48.7%
Money Market Funds	24.5%
Reit	4.5%
U.S. Government & Agencies	22.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note, 2.250%, 11/15/24	7.4%
United States Treasury Note, 2.375%, 08/15/24	6.3%
United States Treasury Note, 1.500%, 02/15/25	6.1%
Farmland Partners, Inc.	1.7%
Gladstone Land Corporation	1.7%
Cboe Global Markets, Inc.	1.5%
Intercontinental Exchange, Inc.	1.5%
CME Group, Inc.	1.4%
Prysmian SpA	1.0%
Sumitomo Electric Industries Ltd.	1.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
Updated Prospectus Web Address		https://catalystmf.com/literature-and-forms/
C000220411
Shareholder Report [Line Items]
Fund Name		Catalyst/Millburn Hedge Strategy Fund
Class Name		Class C1
Trading Symbol		MBXFX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Catalyst/Millburn Hedge Strategy Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number		1-866-447-4228
Additional Information Website		https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C1	$294	2.94%

Expenses Paid, Amount		$ 294
Expense Ratio, Percent		2.94%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Geopolitical conflict, weather, inflation and growth dynamics, and the notable number of elections being held worldwide played into short- and medium-term influences on financial and commodity markets and fell under the umbrella of longer-term secular trends around debt, deglobalization, decarbonization, demographics, and digitization.

The Fund was profitable as gains from long ETF positions in the Equity Component and from trading energy futures, interest rate futures, stock index futures, grain futures, and currency forwards in the Fund’s Futures Component outpaced Futures Component losses from trading metal, soft commodity and livestock futures.

The Futures Component saw significant gains from short interest rate futures positions, with three of the top ten performing markets in the reporting period coming from the fixed income sector. Vacillations in interest rates had spillover effects on equity, currency, and commodity markets. For example, a long dollar/short Japanese yen trade was the top performing market this reporting period. Trading of equity index futures added to the gains as well. On the other hand, trading of metal futures was unprofitable due to the weak Chinese growth outlook and metal prices volatility caused in part by vacillating interest rates and U.S. dollar exchange rates. Trading of energy futures was highly profitable in the reporting period, with both Brent and WTI crude oil in this year’s top ten gainers. Prices of soft and agricultural commodity futures were quite volatile and small gains from trading grain futures were largely offset by losses trading soft commodity and livestock futures.

In terms of the Fund’s Equity Component, long positions in equity ETFs accounted for about half of the Fund’s gains during the reporting period, with positions in four U.S-focused ETFs generating half of that total.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	1 Year	Since Inception (October 30, 2020)
Catalyst/Millburn Hedge Strategy Fund	14.39%	13.28%
S&P 500® Index	24.56%	16.82%
ICE BofA 3-Month U.S. Treasury Bill Index	5.43%	2.50%

Performance Inception Date			Oct. 30, 2020
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Jun. 30, 2024
AssetsNet	$ 7,533,549,663	$ 7,533,549,663	$ 7,533,549,663
Holdings Count | Holding	262	262	262
Advisory Fees Paid, Amount		$ 116,015,653
InvestmentCompanyPortfolioTurnover		48.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$7,533,549,663 Number of Portfolio Holdings262 Advisory Fee $116,015,653 Portfolio Turnover48%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	52.6%
Money Market Funds	6.6%
U.S. Government & Agencies	40.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note, 2.250%, 11/15/24	16.0%
United States Treasury Note, 2.375%, 08/15/24	15.9%
iShares Russell 1000 ETF	6.4%
United States Treasury Note, 2.000%, 02/15/25	6.4%
iShares Core S&P Mid-Cap ETF	6.0%
iShares Russell 2000 ETF	4.2%
iShares MSCI USA Min Vol Factor ETF	4.1%
Vanguard FTSE Emerging Markets ETF	3.9%
SPDR S&P 500 ETF	3.7%
iShares Core S&P Small-Cap ETF	3.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
C000163769
Shareholder Report [Line Items]
Fund Name		Catalyst/Millburn Hedge Strategy Fund
Class Name		Class A
Trading Symbol		MBXAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Catalyst/Millburn Hedge Strategy Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number		1-866-447-4228
Additional Information Website		https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$219	2.19%

Expenses Paid, Amount		$ 219
Expense Ratio, Percent		2.19%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Geopolitical conflict, weather, inflation and growth dynamics, and the notable number of elections being held worldwide played into short- and medium-term influences on financial and commodity markets and fell under the umbrella of longer-term secular trends around debt, deglobalization, decarbonization, demographics, and digitization.

The Fund was profitable as gains from long ETF positions in the Equity Component and from trading energy futures, interest rate futures, stock index futures, grain futures, and currency forwards in the Fund’s Futures Component outpaced Futures Component losses from trading metal, soft commodity and livestock futures.

The Futures Component saw significant gains from short interest rate futures positions, with three of the top ten performing markets in the reporting period coming from the fixed income sector. Vacillations in interest rates had spillover effects on equity, currency, and commodity markets. For example, a long dollar/short Japanese yen trade was the top performing market this reporting period. Trading of equity index futures added to the gains as well. On the other hand, trading of metal futures was unprofitable due to the weak Chinese growth outlook and metal prices volatility caused in part by vacillating interest rates and U.S. dollar exchange rates. Trading of energy futures was highly profitable in the reporting period, with both Brent and WTI crude oil in this year’s top ten gainers. Prices of soft and agricultural commodity futures were quite volatile and small gains from trading grain futures were largely offset by losses trading soft commodity and livestock futures.

In terms of the Fund’s Equity Component, long positions in equity ETFs accounted for about half of the Fund’s gains during the reporting period, with positions in four U.S-focused ETFs generating half of that total.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date			Dec. 28, 2015
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Jun. 30, 2024
AssetsNet	$ 7,533,549,663	$ 7,533,549,663	$ 7,533,549,663
Holdings Count | Holding	262	262	262
Advisory Fees Paid, Amount		$ 116,015,653
InvestmentCompanyPortfolioTurnover		48.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$7,533,549,663 Number of Portfolio Holdings262 Advisory Fee $116,015,653 Portfolio Turnover48%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	52.6%
Money Market Funds	6.6%
U.S. Government & Agencies	40.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note, 2.250%, 11/15/24	16.0%
United States Treasury Note, 2.375%, 08/15/24	15.9%
iShares Russell 1000 ETF	6.4%
United States Treasury Note, 2.000%, 02/15/25	6.4%
iShares Core S&P Mid-Cap ETF	6.0%
iShares Russell 2000 ETF	4.2%
iShares MSCI USA Min Vol Factor ETF	4.1%
Vanguard FTSE Emerging Markets ETF	3.9%
SPDR S&P 500 ETF	3.7%
iShares Core S&P Small-Cap ETF	3.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
C000163770
Shareholder Report [Line Items]
Fund Name		Catalyst/Millburn Hedge Strategy Fund
Class Name		Class C
Trading Symbol		MBXCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Catalyst/Millburn Hedge Strategy Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number		1-866-447-4228
Additional Information Website		https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$294	2.94%

Expenses Paid, Amount		$ 294
Expense Ratio, Percent		2.94%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Geopolitical conflict, weather, inflation and growth dynamics, and the notable number of elections being held worldwide played into short- and medium-term influences on financial and commodity markets and fell under the umbrella of longer-term secular trends around debt, deglobalization, decarbonization, demographics, and digitization.

The Fund was profitable as gains from long ETF positions in the Equity Component and from trading energy futures, interest rate futures, stock index futures, grain futures, and currency forwards in the Fund’s Futures Component outpaced Futures Component losses from trading metal, soft commodity and livestock futures.

The Futures Component saw significant gains from short interest rate futures positions, with three of the top ten performing markets in the reporting period coming from the fixed income sector. Vacillations in interest rates had spillover effects on equity, currency, and commodity markets. For example, a long dollar/short Japanese yen trade was the top performing market this reporting period. Trading of equity index futures added to the gains as well. On the other hand, trading of metal futures was unprofitable due to the weak Chinese growth outlook and metal prices volatility caused in part by vacillating interest rates and U.S. dollar exchange rates. Trading of energy futures was highly profitable in the reporting period, with both Brent and WTI crude oil in this year’s top ten gainers. Prices of soft and agricultural commodity futures were quite volatile and small gains from trading grain futures were largely offset by losses trading soft commodity and livestock futures.

In terms of the Fund’s Equity Component, long positions in equity ETFs accounted for about half of the Fund’s gains during the reporting period, with positions in four U.S-focused ETFs generating half of that total.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (December 28, 2015)
Catalyst/Millburn Hedge Strategy Fund	14.40%	7.49%	8.12%
S&P 500® Index	24.56%	15.05%	14.21%
ICE BofA 3-Month U.S. Treasury Bill Index	5.43%	2.17%	1.78%

Performance Inception Date			Dec. 28, 2015
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Jun. 30, 2024
AssetsNet	$ 7,533,549,663	$ 7,533,549,663	$ 7,533,549,663
Holdings Count | Holding	262	262	262
Advisory Fees Paid, Amount		$ 116,015,653
InvestmentCompanyPortfolioTurnover		48.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$7,533,549,663 Number of Portfolio Holdings262 Advisory Fee $116,015,653 Portfolio Turnover48%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	52.6%
Money Market Funds	6.6%
U.S. Government & Agencies	40.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note, 2.250%, 11/15/24	16.0%
United States Treasury Note, 2.375%, 08/15/24	15.9%
iShares Russell 1000 ETF	6.4%
United States Treasury Note, 2.000%, 02/15/25	6.4%
iShares Core S&P Mid-Cap ETF	6.0%
iShares Russell 2000 ETF	4.2%
iShares MSCI USA Min Vol Factor ETF	4.1%
Vanguard FTSE Emerging Markets ETF	3.9%
SPDR S&P 500 ETF	3.7%
iShares Core S&P Small-Cap ETF	3.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
C000163771
Shareholder Report [Line Items]
Fund Name		Catalyst/Millburn Hedge Strategy Fund
Class Name		Class I
Trading Symbol		MBXIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Catalyst/Millburn Hedge Strategy Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number		1-866-447-4228
Additional Information Website		https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$194	1.94%

Expenses Paid, Amount		$ 194
Expense Ratio, Percent		1.94%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Geopolitical conflict, weather, inflation and growth dynamics, and the notable number of elections being held worldwide played into short- and medium-term influences on financial and commodity markets and fell under the umbrella of longer-term secular trends around debt, deglobalization, decarbonization, demographics, and digitization.

The Fund was profitable as gains from long ETF positions in the Equity Component and from trading energy futures, interest rate futures, stock index futures, grain futures, and currency forwards in the Fund’s Futures Component outpaced Futures Component losses from trading metal, soft commodity and livestock futures.

The Futures Component saw significant gains from short interest rate futures positions, with three of the top ten performing markets in the reporting period coming from the fixed income sector. Vacillations in interest rates had spillover effects on equity, currency, and commodity markets. For example, a long dollar/short Japanese yen trade was the top performing market this reporting period. Trading of equity index futures added to the gains as well. On the other hand, trading of metal futures was unprofitable due to the weak Chinese growth outlook and metal prices volatility caused in part by vacillating interest rates and U.S. dollar exchange rates. Trading of energy futures was highly profitable in the reporting period, with both Brent and WTI crude oil in this year’s top ten gainers. Prices of soft and agricultural commodity futures were quite volatile and small gains from trading grain futures were largely offset by losses trading soft commodity and livestock futures.

In terms of the Fund’s Equity Component, long positions in equity ETFs accounted for about half of the Fund’s gains during the reporting period, with positions in four U.S-focused ETFs generating half of that total.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Catalyst/Millburn Hedge Strategy Fund	15.56%	8.57%	9.23%
S&P 500® Index	24.56%	15.05%	12.86%
ICE BofA 3-Month U.S. Treasury Bill Index	5.43%	2.17%	1.52%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Jun. 30, 2024
AssetsNet	$ 7,533,549,663	$ 7,533,549,663	$ 7,533,549,663
Holdings Count | Holding	262	262	262
Advisory Fees Paid, Amount		$ 116,015,653
InvestmentCompanyPortfolioTurnover		48.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$7,533,549,663 Number of Portfolio Holdings262 Advisory Fee $116,015,653 Portfolio Turnover48%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	52.6%
Money Market Funds	6.6%
U.S. Government & Agencies	40.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note, 2.250%, 11/15/24	16.0%
United States Treasury Note, 2.375%, 08/15/24	15.9%
iShares Russell 1000 ETF	6.4%
United States Treasury Note, 2.000%, 02/15/25	6.4%
iShares Core S&P Mid-Cap ETF	6.0%
iShares Russell 2000 ETF	4.2%
iShares MSCI USA Min Vol Factor ETF	4.1%
Vanguard FTSE Emerging Markets ETF	3.9%
SPDR S&P 500 ETF	3.7%
iShares Core S&P Small-Cap ETF	3.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
C000130114
Shareholder Report [Line Items]
Fund Name		Catalyst/Warrington Strategic Program Fund
Class Name		Class A
Trading Symbol		CWXAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Catalyst/Warrington Strategic Program Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number		1-866-447-4228
Additional Information Website		https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$230	2.30%

Expenses Paid, Amount		$ 230
Expense Ratio, Percent		2.30%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Warrington boasts a rich history in managing options that dates back to January 1997, and it brings this wealth of experience to the Fund. The Strategic Program, rooted in Warrington’s inception, has won the Pinnacle Award for the Best Options Strategy in the five-year category twice, in 2017 and 2019. This esteemed accolade underscores Warrington’s ability to generate profits across diverse environments while simultaneously managing market risks.

Despite witnessing a multitude of robust rallies and declines during the previous fiscal year, Warrington achieved a gain of approximately +3.42% (Class A - without load) through the end of June 2024. The Fund successfully navigated a multitude of economic and geopolitical challenges throughout the year.

At the end of 2023, the market was pricing in multiple interest rate cuts—potentially as many as six 0.25% cuts in 2024. This optimism seemed to buoy markets in the final quarter of 2023 after several months of general weakness. However, the Federal Reserve communicated their reluctance to cut rates, and through the first half of 2024, no rate cuts occurred. While inflation had decreased, policymakers were concerned about the risk of inflation reappearing if they cut rates too aggressively.

Despite less-than-ideal volatility trends, the Fund was able to deliver a good net return. The VIX plummeted to multi-year lows, back to its pre-2020 trading range. Nevertheless, we persistently observe a robust demand for very deep out-of-the-money put options, enabling us to engage in attractive spread trades. In the context of this unprecedented market environment, we consider the Fund's performance over the reporting period to be commendable.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Jun. 30, 2024
AssetsNet	$ 102,785,647	$ 102,785,647	$ 102,785,647
Holdings Count | Holding	30	30	30
Advisory Fees Paid, Amount		$ 1,887,026
InvestmentCompanyPortfolioTurnover		0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$102,785,647 Number of Portfolio Holdings30 Advisory Fee (net of waivers)$1,887,026 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	47.9%
Purchased Options	0.1%
U.S. Government & Agencies	52.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 5.011%, 07/25/24	19.4%
United States Treasury Bill, 5.116%, 10/03/24	14.4%
United States Treasury Bill, 5.082%, 12/26/24	14.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
Updated Prospectus Web Address		https://catalystmf.com/literature-and-forms/
C000130115
Shareholder Report [Line Items]
Fund Name		Catalyst/Warrington Strategic Program Fund
Class Name		Class C
Trading Symbol		CWXCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Catalyst/Warrington Strategic Program Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number		1-866-447-4228
Additional Information Website		https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$305	3.05%

Expenses Paid, Amount		$ 305
Expense Ratio, Percent		3.05%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Warrington boasts a rich history in managing options that dates back to January 1997, and it brings this wealth of experience to the Fund. The Strategic Program, rooted in Warrington’s inception, has won the Pinnacle Award for the Best Options Strategy in the five-year category twice, in 2017 and 2019. This esteemed accolade underscores Warrington’s ability to generate profits across diverse environments while simultaneously managing market risks.

Despite witnessing a multitude of robust rallies and declines during the previous fiscal year, Warrington achieved a gain of approximately +2.64% (Class C) through the end of June 2024. The Fund successfully navigated a multitude of economic and geopolitical challenges throughout the year.

At the end of 2023, the market was pricing in multiple interest rate cuts—potentially as many as six 0.25% cuts in 2024. This optimism seemed to buoy markets in the final quarter of 2023 after several months of general weakness. However, the Federal Reserve communicated their reluctance to cut rates, and through the first half of 2024, no rate cuts occurred. While inflation had decreased, policymakers were concerned about the risk of inflation reappearing if they cut rates too aggressively.

Despite less-than-ideal volatility trends, the Fund was able to deliver a good net return. The VIX plummeted to multi-year lows, back to its pre-2020 trading range. Nevertheless, we persistently observe a robust demand for very deep out-of-the-money put options, enabling us to engage in attractive spread trades. In the context of this unprecedented market environment, we consider the Fund's performance over the reporting period to be commendable.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Catalyst/Warrington Strategic Program Fund	2.64%	2.63%	- 0.98%
S&P 500® Index	24.56%	15.05%	12.86%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Jun. 30, 2024
AssetsNet	$ 102,785,647	$ 102,785,647	$ 102,785,647
Holdings Count | Holding	30	30	30
Advisory Fees Paid, Amount		$ 1,887,026
InvestmentCompanyPortfolioTurnover		0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$102,785,647 Number of Portfolio Holdings30 Advisory Fee (net of waivers)$1,887,026 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	47.9%
Purchased Options	0.1%
U.S. Government & Agencies	52.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 5.011%, 07/25/24	19.4%
United States Treasury Bill, 5.116%, 10/03/24	14.4%
United States Treasury Bill, 5.082%, 12/26/24	14.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
Updated Prospectus Web Address		https://catalystmf.com/literature-and-forms/
C000130116
Shareholder Report [Line Items]
Fund Name		Catalyst/Warrington Strategic Program Fund
Class Name		Class I
Trading Symbol		CWXIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Catalyst/Warrington Strategic Program Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number		1-866-447-4228
Additional Information Website		https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$205	2.05%

Expenses Paid, Amount		$ 205
Expense Ratio, Percent		2.05%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Warrington boasts a rich history in managing options that dates back to January 1997, and it brings this wealth of experience to the Fund. The Strategic Program, rooted in Warrington’s inception, has won the Pinnacle Award for the Best Options Strategy in the five-year category twice, in 2017 and 2019. This esteemed accolade underscores Warrington’s ability to generate profits across diverse environments while simultaneously managing market risks.

Despite witnessing a multitude of robust rallies and declines during the previous fiscal year, Warrington achieved a gain of approximately +3.72% (Class I) through the end of June 2024. The Fund successfully navigated a multitude of economic and geopolitical challenges throughout the year.

At the end of 2023, the market was pricing in multiple interest rate cuts—potentially as many as six 0.25% cuts in 2024. This optimism seemed to buoy markets in the final quarter of 2023 after several months of general weakness. However, the Federal Reserve communicated their reluctance to cut rates, and through the first half of 2024, no rate cuts occurred. While inflation had decreased, policymakers were concerned about the risk of inflation reappearing if they cut rates too aggressively.

Despite less-than-ideal volatility trends, the Fund was able to deliver a good net return. The VIX plummeted to multi-year lows, back to its pre-2020 trading range. Nevertheless, we persistently observe a robust demand for very deep out-of-the-money put options, enabling us to engage in attractive spread trades. In the context of this unprecedented market environment, we consider the Fund's performance over the reporting period to be commendable.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Catalyst/Warrington Strategic Program Fund	3.72%	3.66%	0.02%
S&P 500® Index	24.56%	15.05%	12.86%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Jun. 30, 2024
AssetsNet	$ 102,785,647	$ 102,785,647	$ 102,785,647
Holdings Count | Holding	30	30	30
Advisory Fees Paid, Amount		$ 1,887,026
InvestmentCompanyPortfolioTurnover		0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$102,785,647 Number of Portfolio Holdings30 Advisory Fee (net of waivers)$1,887,026 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	47.9%
Purchased Options	0.1%
U.S. Government & Agencies	52.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 5.011%, 07/25/24	19.4%
United States Treasury Bill, 5.116%, 10/03/24	14.4%
United States Treasury Bill, 5.082%, 12/26/24	14.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
Updated Prospectus Web Address		https://catalystmf.com/literature-and-forms/